Basis of Presentation and Significant Accounting Policies - Revenue Recognition Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of Business And Significant Accounting Policies [Line Items]
Revenue	$ 1,279,185	$ 1,149,670	$ 943,747
Patient Visits
Description Of Business And Significant Accounting Policies [Line Items]
Revenue	933,900	818,500	$ 683,000
Clinical Trials
Description Of Business And Significant Accounting Policies [Line Items]
Revenue	$ 3,700	$ 4,300